                   NATIONS VARIABLE ANNUITY (SERIES II)
                          SEPARATE ACCOUNT TWO
                     HARTFORD LIFE INSURANCE COMPANY

                 SUPPLEMENT DATED NOVEMBER 8, 2001 TO THE
        PROSPECTUS DATED MAY 1, 2001 REVISED AS OF OCTOBER 1, 2001

Effective January 1, 2002, Banc of America Capital Management, Inc. (BACAP) will replace Chicago Equity Partners LLC as investment sub-adviser to the Nations Asset Allocation Portfolio.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

333-69489
HV-3340